Revision of Previously-Issued Financial Statements (Details) - Schedule of restatement of financial statements - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Total Liabilities	$ 15,372,702	$ 11,683,898				$ 23,142,891
Total Shareholders' Equity (Deficit)	$ (15,325,161)	(11,490,298)			$ (20,627,207)	$ (21,922,488)	$ 19,506
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities			$ 17,298,967	$ 19,737,596
Total Shareholders' Equity (Deficit)		$ (11,490,298)	(16,803,964)	(18,781,440)
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities			(205,869)	(205,869)
Total Shareholders' Equity (Deficit)			205,869	205,869
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Total Liabilities			17,093,098	19,531,727
Total Shareholders' Equity (Deficit)			$ (16,598,095)	$ (18,575,571)